Schedule of Investments
May 31, 2021 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 98.14%

Automobiles - 0.23%
Tesla, Inc. (2)			52	32,511

Automobiles & Components - 2.26%
XPEL, Inc. (2)			3,940	323,080

Automotive - 0.07%
Velodyne Lidar, Inc. (2)			1,000	9,650

Banks - 9.22%
Allegiance Bancshares, Inc.			1,705	69,155
Cadence Bancorp. Class A			4,887	109,371
Comerica, Inc.			783	61,458
Cullen/Frost Bankers, Inc.			938	113,226
First Financial Bankshares, Inc.			3,095	155,833
Hilltop Holdings, Inc.			2,791	103,686
Independent Bank Group, Inc.			1,416	111,510
International Bancshares Corp. (2)			2,192	101,709
Prosperity Bancshares, Inc.			802	60,350
Southside Bancshares, Inc.			1,890	80,968
Texas Capital Bancshares, Inc. (2)			1,436	98,912
Triumph Bancorp, Inc. (2)			1,067	89,361
Veritex Holdings, Inc.			4,583	161,001

				1,316,540

Capital Goods - 13.32%
Alamo Group, Inc.			391	60,747
AZZ, Inc.			2,753	147,258
Builders FirstSource, Inc. (2)			2,382	106,094
Chargepoint Holdings, Inc. (2)			2,570	62,579
Comfort Systems USA, Inc.			1,033	85,636
Cornerstone Building Brands, Inc. (2)			6,808	115,464
CSW Industrials, Inc.			563	68,585
DXP Enterprises, Inc. (2)			3,420	105,644
Encore Wire Corp.			2,054	168,839
Hyliion Holdings Corp. (2)			2,555	26,853
IES Holdings, Inc. (2)			2,069	109,781
Jacobs Engineering Group, Inc.			539	76,581
Primoris Services Corp.			1,035	32,903
Quanex Building Products Corp.			3,903	103,937
Quanta Services, Inc.			1,247	118,901
Rush Enterprises, Inc. Class A			4,320	206,496
Sterling Construction Co. (2)			3,060	68,850
Textron, Inc.			1,331	91,133
Trinity Industries, Inc.			5,279	146,651

				1,902,932

Chemicals - 5.58%
Celanese Corp. Series A			903	149,401
Huntsman Corp.			2,454	69,644
Kraton Corp. (2)			3,681	124,970
Kronos Worldwide, Inc. (2)			4,245	68,939
Orion Engineered Carbons SA (Luxembourg) (2)			7,790	157,670
Valhi, Inc. (2)			2,075	53,371
Westlake Chemical Corp.			1,716	173,093

				797,088

Commercial & Professional Services - 1.73%
Copart, Inc. (2)			521	67,214
Ennis, Inc.			5,011	105,030
Waste Management, Inc.			532	74,842

				247,086

Construction & Engineering - 0.96%
KBR, Inc.			3,378	137,620

Construction Materials - 1.01%
Eagle Materials, Inc.			620	90,991
US Concrete, Inc. (2)			930	53,001

				143,992

Consumer Durables & Apparel - 3.46%
Callaway Golf Co.			4,947	182,643
D.R. Horton, Inc.			1,182	112,633
Green Brick Partners, Inc. (2)			3,605	84,141
LGI Homes, Inc. (2)			639	115,537

				494,954

Consumer Services - 3.22%
Brinker International, Inc.			2,020	124,129
Chuy's Holdings, Inc. (2)			1,750	72,537
Dave & Buster's Entertainment, Inc. (2)			1,956	82,700
Service Corp. International			1,009	53,497
Six Flags Entertainment Corp. (2)			1,566	71,143
Wingstop, Inc.			395	56,359

				460,365

Diversified Financials - 6.23%
Main Street Capital Corp.			4,036	165,960
Open Lending Corp. (2)			337	13,002
Sixth Street Specialty Lending, Inc.			2,756	61,514
Texas Pacific Land Trust			287	417,045
The Charles Schwab Corp.			1,206	89,063
Victory Capital Holdings, Inc.			4,758	142,835

				889,419

Electric Housewares & Fans - 0.54%
Helen of Troy Ltd. (Bermuda) (2)			368	77,457

Energy - 0.58%
Marathon Petroleum Corp.			1,340	82,812

Energy Equipment & Services - 0.86%
Archrock, Inc.			4,404	40,517
Cactus, Inc. Class A			1,443	50,563
Select Energy Services, Inc. Class A (2)			5,496	31,217

				122,297

Engineering & Construction - 0.93%
Arcosa, Inc.			2,088	132,588

Financial Services - 0.15%
AST Spacemobile, Inc. (2)			3,000	21,660

Food, Beverage & Tobacco - 1.65%
Darling Ingredients, Inc. (2)			1,034	70,788
Keurig Dr. Pepper, Inc.			3,609	133,388
Vital Farms, Inc. (2)			1,489	31,701

				235,877

Gas Utilities - 0.76%
Atmos Energy Corp.			1,089	107,996

Health Care Equipment & Services - 4.26%
AMN Healthcare Services, Inc. (2)			595	52,777
Atrion Corp.			252	156,492
Hanger, Inc. (2)			1,960	50,627
McKesson Corp.			857	164,878
Retractable Technologies, Inc. (2)			6,190	56,267
Tenet Healthcare Corp. (2)			1,195	79,957
US Physical Therapy, Inc.			405	47,126

				608,124

Insurance - 1.02%
Goosehead Insurance, Inc. (2)			300	26,961
Stewart Information Service Corp.			1,971	118,950

				145,911

Integrated Oil & Gas - 2.32%
Exxon Mobil Corp.			4,602	268,619
Occidental Petroleum Corp.			2,412	62,615

				331,234

Leisure Products - 0.72%
YETI Holdings, Inc.			1,176	103,018

Machinery-Diversified - 0.74%
Flowserve Corp.			2,505	106,187

Media & Entertainment - 0.94%
Cinemark Holdings, Inc.			5,949	134,804

Oil & Gas Drilling - 0.27%
Patterson-UTI Energy, Inc.			4,669	39,079

Oil & Gas Equipment Services - 1.93%
Oceaneering International, Inc. (2)			3,568	50,915
ProPetro Holding Corp. (2)			5,243	52,115
Schlumberger Ltd.			3,620	113,415
Solaris Oilfield Infrastructure, Inc. Class A			5,909	59,031

				275,476

Oil & Gas Exploration & Production - 5.28%
Cabot Oil & Gas Corp. Class A			3,047	49,971
Callon Petroleum Co. (2)			678	26,083
ConocoPhillips			2,702	150,609
Diamonback Energy, Inc.			498	39,875
EOG Resources, Inc.			1,387	111,432
Matador Resources Co.			3,725	114,134
Pioneer Natural Resources Co.			686	104,402
Range Resources Corp. (2)			5,833	79,095
Southwestern Energy Co. (2)			15,252	78,853

				754,454

Oil & Gas Refining & Marketing - 2.23%
CVR Energy, Inc.			3,201	66,421
HollyFrontier Corp.			1,083	35,165
Phillips 66			1,195	100,643
Valero Energy Corp.			1,442	115,937

				318,166

Oil & Gas Storage & Transportation - 2.52%
Cheniere Energy, Inc. (2)			1,749	148,490
EnLink Midstream LLC			9,838	48,009
Targa Resources, Inc.			4,225	164,184

				360,683

Oil, Gas & Consumable Fuels - 1.46%
Brigham Minerals, Inc. Class A (2)			3,950	71,653
Magnolia Oil & Gas Corp. Class A (2)			7,742	100,027
Uranium Energy Corp. (2)			11,684	36,571

				208,251

Pharmaceuticals, Biotechnology & Life Science - 2.97%
Cassava Sciences, Inc. (2)			1,366	73,655
Castle Biosciences, Inc. (2)			1,706	102,240
iBio, Inc. (2)			10,175	14,754
Instil Bio, Inc.			8,802	14,276
Lexicon Pharmaceuticals, Inc. (2)			8,106	35,585
Natera, Inc. (2)			624	58,743
Shattuck Labs, Inc. (2)			1,576	42,773
Taysha Gene Therapies, Inc. (2)			2,288	51,480
XBiotech, Inc. (Canada ) (2)			1,751	30,205

				423,711

Real Estate Management & Development - 0.66%
Forestar Group, Inc. (2)			4,089	94,088

Retail & Whsle - Discertionary - 0.71%
Academy Sports & Outdoors, Inc. (2)			2,767	101,078

Retailing - 0.68%
The Container Store Group, Inc. (2)			7,125	96,615

Semiconductors & Semiconductor Equipment - 2.65%
Cirrus Logic, Inc. (2)			530	41,377
Diodes, Inc. (2)			1,732	131,060
Texas Instruments, Inc.			1,086	206,145

				378,582

Software & Services - 9.86%
Alkami Technology, Inc. (2)			2,284	75,989
BigCommerece Holdings, Inc. Series 1 (2)			1,191	64,778
Blucora, Inc. (2)			6,156	106,745
Digital Turbine, Inc. (2)			4,110	271,959
EZOpen Parent Holdings, Inc. (2)			6,850	87,269
Match Group, Inc. Class A (2)			801	114,847
Moneygram International, Inc. (2)			13,590	133,182
PROS Holdings, Inc. (2)			2,412	107,020
Rackspace Technology, Inc. (2)			2,865	57,816
Sabre Corp.			8,970	124,235
SailPoint Technologies Holding, Inc. (2)			390	18,147
SolarWinds, Inc. (2)			6,080	100,624
Tyler Technologies, Inc. (2)			71	28,624
Upland Software, Inc. (2)			1,700	69,683
Zix Corp. (2)			6,775	47,222

				1,408,140

Technology Hardware & Equipment - 2.74%
Benchmark Electronics, Inc.			4,407	136,397
Dell Technologies, Inc. Class C			1,180	116,395
Hewlett Packard Enterprise Co.			8,680	138,533

				391,325

Transportation - 1.14%
Daseke, Inc. (2)			4,060	29,394
Kirby Corp. (2)			1,594	104,136
Uber Technologies, Inc. (2)			574	29,177

				162,707

Utilities - 0.30%
Sunnova Energy International, Inc. (2)			1,468	42,866

Total Common Stock			(Cost $ 10,432,464)	14,020,422

Real Estate Investment Trust - 1.17%

Real Estate Investment Trust - 1.17%
The Howard Hughes Corp. (2)			1,586	167,846

Total Warrants			(Cost $ 115,865)	167,846

Warrants - 0.02%

Insurance - 0.02%
Occidental Petroleum Corp Warrants Expires August 3, 2027 (2)			301	3,296

Total Warrants			(Cost $ 0)	3,296

Money Market Registered Investment Companies - 0.61%

Federated Hermes Government Obligations Fund - Institutional Class, 0.01%			87,594	87,594

Total Money Market Registered Investment Companies			(Cost $ 87,594)	87,594

Total Investments - 100.03%			(Cost $ 8,950,624)	14,291,518

Liabilities in Excess of Other Assets - -0.03%				(4,843)

Total Net Assets - 100.00%				14,286,675

Purchased Options - 0.09%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Call Options (2)
iShares 20+ Treasury Bond ETF, Strike $142.00	200	6/18/2021	2,840,000	7,800

	200		2,840,000	7,800

Put Options (2)
SPDR S&P MidCap 400 ETF, Strike $455.00	60	6/18/2021	2,730,000	4,560

	60		2,730,000	4,560

Total Options			(Cost $ 92,436)	12,360

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$14,291,518	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$14,291,518	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2021.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at November 30, 2020.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.